Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

8.	Income Taxes

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.

During the years ended December 31, 2013 and 2012, the Company incurred net losses and, therefore, had no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $246,024 and $305,276 as of December 31, 2013 and 2012, and will expire in the years 2027 through 2033.

As of December 31, 2013 and 2012, deferred tax assets consisted of the following:

	December 31, 2013	December 31, 2012
	$	$

Current Deferred Tax Assets:

Operating loss carry-forwards	137,029	106,847
Less: valuation allowance	(137,029)	(106,847)

Net Deferred Tax Asset	-	-